ACCRUED EXPENSES	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
ACCRUED EXPENSES	Accrued expenses consisted of the following at March 31, 2014 and December 31, 2013:
	March 31, 2014	December 31, 2013
Audit fees	$0	$12,000
Payroll taxes	146,042	0
	$146,042	$12,000
Accrued expenses at December 31, 2013 and 2012 consisted of amounts owed to the Company’s outside independent auditors for services rendered for periods reported on in these financial statements.